Share-based compensation (Tables)	12 Months Ended
Mar. 31, 2017
Share-based compensation
Schedule of share-based compensation expense

	Year ended March 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$

Direct costs	416	1,475	1,565	227
Sales and marketing	4,624	16,413	17,408	2,529
General and administrative	11,495	40,796	43,268	6,286

Total share-based compensation expense	16,535	58,684	62,241	9,042